Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Owned by Residents of Company	more than 50%
Federal Income Tax Expense (Benefit), Continuing Operations	$ 25	$ 93	$ 34